CAPITAL STOCK (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Aggregate funding amount, minimum	$ 2,500,000	$ 2,500,000
Aggregate funding amount, maximum	$ 5,000,000	$ 5,000,000
Shares	5,000,000	5,000,000
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Aggregate funding amount, minimum	$ 5,000,001	$ 5,000,001
Aggregate funding amount, maximum	$ 10,000,000	$ 10,000,000
Shares	10,000,000	10,000,000
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Aggregate funding amount, minimum	$ 10,000,001	$ 10,000,001
Aggregate funding amount, maximum	$ 30,000,000	$ 30,000,000
Shares	30,000,000	30,000,000